Document and Entity Information	Nov. 02, 2016
Prospectus:
Document Type	497
Document Period End Date	Nov. 02, 2016
Registrant Name	Allianz Funds Multi-Strategy Trust
Central Index Key	0001423227
Amendment Flag	false
Document Creation Date	Nov. 02, 2016
Document Effective Date	Nov. 02, 2016
Prospectus Date	Feb. 01, 2016
AllianzGI Best Styles Emerging Markets Equity Fund | Class P
Prospectus:
Trading Symbol	ASMPX
AllianzGI Best Styles Emerging Markets Equity Fund | Class R6
Prospectus:
Trading Symbol	ABSTX
AllianzGI Best Styles Emerging Markets Equity Fund | Institutional Class
Prospectus:
Trading Symbol	AEMKX
AllianzGI Best Styles Emerging Markets Equity Fund | Class A
Prospectus:
Trading Symbol	AABSX
AllianzGI Best Styles Emerging Markets Equity Fund | Class C
Prospectus:
Trading Symbol	ACBSX